Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Sundry creditors	$ 657	$ 1,018
Derivative financial instruments	84	930
Total	$ 741	$ 1,948